Fair value re-measurement of share subscription agreement and warrants granted to Gilead - Financial assets (Details) - EUR (€) € in Thousands				2 Months Ended		12 Months Ended
	Nov. 06, 2019	Nov. 06, 2019	Aug. 23, 2019	Dec. 31, 2019	Aug. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 14, 2019
Disclosure of fair value measurement of assets [line items]
Upfront payments							€ 38,874	€ 6,000
Share subscription increase						€ 960,087	296,188	363,924
Fair value of financial asset at inception related to the share subscription agreement with Gilead				€ 5,847,242		5,847,242	1,316,539	1,181,545
Fair value of financial liability related to the share subscription agreement with Gilead						(69,540)	(48,727)
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead						(181,644)
Fair value of financial liability				(181,006)		(181,006)	€ (69,540)	€ (48,727)
Current financial liabilities related to the share subscription agreement				6,198		6,198
Derivative financial instrument | Gilead | Level 3
Disclosure of fair value measurement of assets [line items]
Fair value of financial asset at inception related to the share subscription agreement with Gilead				0		0			€ 85,601
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead					€ (142,350)
Fair value of financial liability			€ (56,749)
Derecognition of the financial asset through the share premium account related to the share subscription agreement with Gilead			€ 56,749
Fair value re-measurement of the share subscription agreement
Disclosure of fair value measurement of assets [line items]
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead						(142,350)
Fair value re-measurement of the financial instrument related to the issuance of warrant A
Disclosure of fair value measurement of assets [line items]
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead						(35,642)
Fair value re-measurement of the financial instrument related to the issuance of warrant A | Gilead | Warrant A
Disclosure of fair value measurement of assets [line items]
Fair value of financial liability related to the share subscription agreement with Gilead		€ (43,311)		(43,311)
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead		(35,642)
Fair value of financial liability				0		0
Derecognition of the financial asset through the share premium account related to the share subscription agreement with Gilead	€ 78,953
Fair value re-measurement of the financial instrument related to the issuance of initial warrant B
Disclosure of fair value measurement of assets [line items]
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead						(3,653)
Fair value re-measurement of the financial instrument related to the issuance of initial warrant B | Gilead | Warrant B
Disclosure of fair value measurement of assets [line items]
Fair value of financial liability related to the share subscription agreement with Gilead		€ (2,545)		(2,545)
Change in fair value related to the share subscription agreement and warrants with/granted to Gilead				(3,653)
Fair value of financial liability				€ (6,198)		€ (6,198)